Schedule of Revenue For Geographical Regions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 17,563,985	$ 23,777,952
Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	14,400,846	15,219,005
Racket [member]
IfrsStatementLineItems [Line Items]
Total	1,684,837	7,042,493
Crank [member]
IfrsStatementLineItems [Line Items]
Total	686,657	0
Others [member]
IfrsStatementLineItems [Line Items]
Total	791,645	1,516,454
Europe [Member]
IfrsStatementLineItems [Line Items]
Total	14,850,505	20,056,630
Europe [Member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	13,224,192	14,675,036
Europe [Member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	939,656	5,381,594
Europe [Member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	686,657
Europe [Member] | Others [member]
IfrsStatementLineItems [Line Items]
Total
Other areas [member]
IfrsStatementLineItems [Line Items]
Total	1,921,835	2,204,868
Other areas [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	1,176,654	543,969
Other areas [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	745,181	1,660,899
Other areas [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total
Other areas [member] | Others [member]
IfrsStatementLineItems [Line Items]
Total
Other [member]
IfrsStatementLineItems [Line Items]
Total	791,645	1,516,454
Other [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total
Other [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total
Other [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total
Other [member] | Others [member]
IfrsStatementLineItems [Line Items]
Total	$ 791,645	$ 1,516,454